Shareholder Fees - MATTHEW 25 FUND - MATTHEW 25 FUND	May 01, 2026 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Redemption Fee	$ 0
Maximum Account Fee	8.00
Shareholder Fee, Other	$ 20.00